Statements of Operations (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012
Income Statement [Abstract]
Revenues	0	0	0	0
Operating Expenses
Exploration expenses	167,316	204,203	47,000	435,935
Impairment on mineral properties		933,330		933,330
Management fees	120,000	120,000	120,000	420,000
Professional fees	62,159	115,660	12,724	228,085
Stock-based compensation	320,000			320,000
Administrative expenses	80,493	115,532	26,476	370,366
Total operating expenses	749,968	1,488,725	206,200	2,707,716
Income (Loss) from Operations	(749,968)	(1,488,725)	(206,200)	(2,707,716)
Interest expense	(63,151)	(2,611,467)	(4,068)	(2,697,712)
Loss on debt settlements		(367,357)		(367,357)
Changes in derivative liabilities	6,110	1,505,257		1,511,367
Foreign currency transaction gain (loss)	(121,558)	(25,395)	77	(146,857)
Gain on disposal of mineral property	1,319,636			1,319,636
Net Income (Loss)	391,069	(2,987,687)	(210,191)	(3,088,639)
Net Income (Loss) per Share	0.00	(0.014)	0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	226,976,985	208,658,927	90,672,603